As filed with the Securities and Exchange Commission on November 5, 2013
1933 Act Registration No. 333-141757
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 21 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 249 /X/

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access,
and Lincoln ChoicePlus AssuranceSM (C Share)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on December 5, 2013, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM Access

Supplement dated December 5, 2013 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding:  a) investment options, b) Investment Requirements for Living Benefit Riders, and c) certain features that impact your Lincoln ChoicePlusSM individual annuity contract.  All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective January 6, 2014, the following funds will be available as new investment options under your contract:

•	LVIP American Century VP Mid Cap Value RPM Fund (Service Class)
•	LVIP BlackRock Equity Dividend RPM Fund (Service Class)
•	LVIP ClearBridge Variable Appreciation RPM Fund (Service Class)
•	LVIP Franklin Mutual Shares Securities RPM Fund (Service Class)
•	LVIP Invesco V.I. Comstock RPM Fund (Service Class)
•	LVIP SSgA International RPM Fund (Service Class)

In addition, the table of the minimum and maximum total expenses charged by the funds has been updated as a result of these new investment options, as set forth below.

The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2012 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.25%	2.44%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.25%	1.85%

*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and  Guaranteed Income Benefit Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$649	$1,917	$3,146	$6,058

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$649	$1,917	$3,146	$6,058

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$608	$1,839	$3,093	$6,323

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$608	$1,839	$3,093	$6,323

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the sub-advisers and investment objectives for the funds being added effective January 6, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP American Century VP Mid Cap Value RPM Fund: Capital appreciation; a fund of funds.
•	LVIP BlackRock Equity Dividend RPM Fund: Reasonable income by investing primarily in income-producing equity securities.
(Sub-advised by BlackRock Investment Management, LLC)
•	LVIP ClearBridge Variable Appreciation RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Franklin Mutual Shares Securities RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Invesco V.I. Comstock RPM Fund: Capital appreciation; a fund of funds.
•	LVIP SSgA International RPM Fund: Capital appreciation; a fund of funds.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 6, 2014. All other provisions of Investment Requirements remain unchanged.

The following change is applicable to Riders purchased on or after January 20, 2009 and prior to June 30, 2009. The LVIP American Century VP Mid Cap Value RPM Fund, LVIP BlackRock Equity Dividend RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to Group 2.

The following change is applicable to Riders purchased on or after June 30, 2009. The LVIP American Century VP Mid Cap Value RPM Fund, LVIP BlackRock Equity Dividend RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to Group 2.

The following change applies to Investment Requirements for Protected Funds Riders: The LVIP Global Income Fund will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The LVIP American Century VP Mid Cap Value RPM Fund, LVIP BlackRock Equity Dividend RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to the list of subaccounts under Group 2.

The following feature will no longer be available beginning on February 3, 2014.

The Contracts – Death Benefits. As of February 3, 2014, SecureLine® will no longer be offered for death benefit proceeds.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlusSM II Access

Supplement dated December 5, 2013 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding:  a) investment options, b) Investment Requirements for Living Benefit Riders, and c) certain features that impact your Lincoln ChoicePlusSM individual annuity contract.  All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective January 6, 2014, the following funds will be available as new investment options under your contract:

•	LVIP American Century VP Mid Cap Value RPM Fund (Service Class)
•	LVIP ClearBridge Variable Appreciation RPM Fund (Service Class)
•	LVIP Franklin Mutual Shares Securities RPM Fund (Service Class)
•	LVIP Invesco V.I. Comstock RPM Fund (Service Class)
•	LVIP SSgA International RPM Fund (Service Class)

Also effective January 6, 2014, the LVIP BlackRock Equity Dividend RPM Fund (Service Class) will become available to all Contractowners, regardless of the date you purchased your contract.

In addition, the table of the minimum and maximum total expenses charged by the funds has been updated as a result of these new investment options, as set forth below.

The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2012 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	2.44%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.35%	1.85%

*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and  Guaranteed Income Benefit Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$651	$1,922	$3,154	$6,070

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$651	$1,922	$3,154	$6,070

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$610	$1,845	$3,101	$6,337

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$610	$1,845	$3,101	$6,337

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the funds being added effective January 6, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP American Century VP Mid Cap Value RPM Fund: Capital appreciation; a fund of funds.
•	LVIP ClearBridge Variable Appreciation RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Franklin Mutual Shares Securities RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Invesco V.I. Comstock RPM Fund: Capital appreciation; a fund of funds.
•	LVIP SSgA International RPM Fund: Capital appreciation; a fund of funds.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 6, 2014. All other provisions of Investment Requirements remain unchanged.

The following change is applicable to Riders purchased on or after January 20, 2009 and prior to June 30, 2009. The LVIP American Century VP Mid Cap Value RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to Group 2.

The following change is applicable to Riders purchased on or after June 30, 2009. The LVIP American Century VP Mid Cap Value RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to Group 2.

The following change applies to Investment Requirements for Protected Funds Riders: The LVIP Global Income Fund will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The LVIP American Century VP Mid Cap Value RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to the list of subaccounts under Group 2.

The following feature will no longer be available beginning on February 3, 2014.

The Contracts – Death Benefits. As of February 3, 2014, SecureLine® will no longer be offered for death benefit proceeds.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM C Share

Supplement dated December 5, 2013 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding:  a) investment options, b) Investment Requirements for Living Benefit Riders, and c) certain features that impact your Lincoln ChoicePlus AssuranceSM individual annuity contract.  All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective January 6, 2014, the following funds will be available as new investment options under your contract:

•	LVIP American Century VP Mid Cap Value RPM Fund (Service Class)
•	LVIP ClearBridge Variable Appreciation RPM Fund (Service Class)
•	LVIP Franklin Mutual Shares Securities RPM Fund (Service Class)
•	LVIP Invesco V.I. Comstock RPM Fund (Service Class)
•	LVIP SSgA International RPM Fund (Service Class)

In addition, the table of the minimum and maximum total expenses charged by the funds has been updated as a result of these new investment options, as set forth below.

The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2012 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.50%	2.44%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.50%	1.85%

*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):

	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Century VP Mid Cap Value RPM Fund1, 2	0.75%	0.35%	0.33%	1.01%	2.44%	-1.08%	1.36%
LVIP ClearBridge Variable Appreciation RPM Fund1. 3	0.64%	0.35%	0.33%	0.76%	2.08%	-0.97%	1.11%
LVIP Franklin Mutual Shares Securities RPM Fund1, 4	0.65%	0.35%	0.29%	0.71%	2.00%	-0.89%	1.11%
LVIP Invesco V.I. Comstock RPM Fund1,5	0.65%	0.35%	0.29%	0.78%	2.07%	-0.94%	1.13%
LVIP SSgA International RPM Fund1,6	0.76%	0.25%	0.29%	0.50%	1.80%	-0.80%	1.00%
1Other Expenses are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.75% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
3Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
4Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.40% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
5Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
6Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.56% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

Effective January 6, 2014, the expenses of the LVIP SSgA Global Tactical Allocation RPM Fund will increase according to the following table.

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP SSgA Global Tactical Allocation RPM Fund1	0.40%	0.25%	0.05%	0.32%	1.02%	-0.10%	0.92%
1Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and  Guaranteed Income Benefit Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$677	$1,993	$3,262	$6,236

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$677	$1,993	$3,262	$6,236

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$641	$1,933	$3,239	$6,566

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$641	$1,933	$3,239	$6,566

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the funds being added effective January 6, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP American Century VP Mid Cap Value RPM Fund: Capital appreciation; a fund of funds.
•	LVIP ClearBridge Variable Appreciation RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Franklin Mutual Shares Securities RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Invesco V.I. Comstock RPM Fund: Capital appreciation; a fund of funds.
•	LVIP SSgA International RPM Fund: Capital appreciation; a fund of funds.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 6, 2014. All other provisions of Investment Requirements remain unchanged.

The following change is applicable to Riders purchased on or after January 20, 2009 and prior to June 30, 2009. The LVIP American Century VP Mid Cap Value RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to Group 2.

The following change is applicable to Riders purchased on or after June 30, 2009. The LVIP American Century VP Mid Cap Value RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to Group 2.

The following change applies to Investment Requirements for Protected Funds Riders: The LVIP Global Income Fund will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The LVIP American Century VP Mid Cap Value RPM Fund, LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, and LVIP SSgA International RPM Fund will be added to the list of subaccounts under Group 2.

The following feature will no longer be available beginning on February 3, 2014.

The Contracts – Death Benefits. As of February 3, 2014, SecureLine® will no longer be offered for death benefit proceeds.

Please retain this Supplement for future reference.

PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141757) filed on April 17, 2013.

PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access, and ChoicePlus Assurance (C Share) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141757) filed on April 17, 2013.

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141757) filed on April 17, 2013.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141757) filed on April 17, 2013.

Statement of Assets and Liabilities - December 31, 2012
Statement of Operations - Year ended December 31, 2012
Statements of Changes in Net Assets - Years ended December 31, 2012 and 2011
Notes to Financial Statements - December 31, 2012
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141757) filed on April 17, 2013.

Balance Sheets - Years ended December 31, 2012 and 2011
Statements of Comprehensive Income (Loss) - Years ended December 31, 2012, 2011 and 2010
Statements of Stockholders’ Equity - Years ended December 31, 2012, 2011 and 2010
Statements of Cash Flows - Years ended December 31, 2012, 2011 and 2010
Notes to Financial Statements - December 31, 2012
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982) filed on September 8, 2000.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.

(b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-37982) filed on April 16, 2002.

(c) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.

(d) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.

(e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

(f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

(g) Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-37982) filed on September 23, 2003.

(h) ChoicePlus II Variable Annuity Contract (30070 BNYC 5/03) (NYCNTRTC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(i) ChoicePlus II Contract Specifications (CD NY CP2C 5/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(j) ChoicePlus II Assurance (C Share) Contract Specs (CDNYCPAC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(k) Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.

(l) Contract Specifications Page for Account Value Death Benefit (CDNYCPAC 6/05) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(m) Variable Annuity Income Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(n) Variable Annuity Income Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(o) Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(p) Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(q) Contract Benefit Data for GIB - Assurance (CBNY-CPAC-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(r) Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(s) Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(t) Contract Benefit Data for GIB - Assurance (CBNY-CPAC-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.

(u) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File 333-36304) filed on August 8, 2001.

(v) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(w) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(x) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(y) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(z) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

(aa) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(bb) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(cc) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(dd) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ee) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(ff) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(gg) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(hh) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on November 7, 2006.

(ii) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(jj) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(kk) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ll) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(mm) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(nn) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(oo) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(pp) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(qq) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(rr) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(ss) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(tt) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(uu) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(vv) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(ww) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5)(a) ChoicePlus Access Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.

(b) ChoicePlus II Access Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(c) ChoicePlus Assurance (C Share) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

       (i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.

(vi) MFS Variable Insurance Trust : incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(vii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

(viii) DWS Investments VIT Funds : incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(ix) Lincoln Variable Insurance Products Trust : incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(x) Neuberger Berman Advisers Management Trust : incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.

(xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

(xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.

(xiv) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.

(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Neuberger Berman incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(9)(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(c) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance C Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-141757) filed on April 17, 2013.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Robert W. Dineen 65 Second Avenue Westwood, NJ 07675	Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of September 30, 2013 there were 12,253 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Elizabeth F. Conover***	Assistant Vice President and Interim Chief Financial Officer
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Elizabeth M. O’Brien*	Director
Thomas P. O'Neill*	Senior Vice President and Director
Nancy A. Smith*	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 100 Greene Street, Greensboro NC 27401

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 5th day of November, 2013.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM Access, Lincoln ChoicePlusSM II Access, and Lincoln ChoicePlus AssuranceSM (C Share)
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Vice President, Lincoln Life & Annuity Company of New York (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 5, 2013.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
Robert W. Dineen	Director
* George W. Henderson, III	Director
* Mark E. Konen	Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney